Derivative Liabilities - Schedule of Changes in the Derivative Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in the Derivative Liabilities [Line Items]
Derivative liabilities beginning balance	$ 7,836,521
Addition		12,580,708
Changes in fair value	6,370,621	(4,744,187)
Extinguishment	1,465,900
Derivative liabilities ending balance		7,836,521
Level 1 [Member]
Schedule of Changes in the Derivative Liabilities [Line Items]
Derivative liabilities beginning balance
Addition
Changes in fair value
Extinguishment
Derivative liabilities ending balance
Level 2 [Member]
Schedule of Changes in the Derivative Liabilities [Line Items]
Derivative liabilities beginning balance
Addition
Changes in fair value
Extinguishment
Derivative liabilities ending balance
Level 3 [Member]
Schedule of Changes in the Derivative Liabilities [Line Items]
Derivative liabilities beginning balance	7,836,521
Addition		12,580,708
Changes in fair value	6,370,621	(4,744,187)
Extinguishment	1,465,900
Derivative liabilities ending balance		$ 7,836,521